Unaudited Condensed Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jul. 31, 2018		Jul. 31, 2017	[2]
Cash flows from operating activities
Profit / (loss) before income tax	£ 20,359		£ (10,528)	[1]
Adjusted for:
Gain on re-measurement of financial liabilities on funding arrangements	(539)		0
Finance income	(2,786)		(2)
Finance costs	328		443
Foreign exchange (gain) / loss	(839)		994
Depreciation	157		58
Amortization of intangible fixed assets	415		4
Loss on disposal of assets	24		42
Movement in provisions	0		(85)
Impairment of goodwill and intangible assets	3,986		0	[1]
Share-based payment	1,163		807
Adjusted profit / (loss) from operations before changes in working capital	22,268		(8,267)
Increase in prepayments and other receivables	(336)		(351)
(Decrease) / increase in deferred revenue	(37,519)		10,746
Decrease in trade and other payables	(2,361)		(478)
Cash (used in) / generated from operations	(17,948)		1,650
Taxation paid	(53)		(102)
Net cash (used in) / generated from operating activities	(18,001)		1,548
Investing activities
Purchase of property, plant and equipment	(50)		(357)
Purchase of intangible assets	(5)		0
Interest received	2		2
Net cash used in investing activities	(53)		(355)
Financing activities
Proceeds from issue of share capital	15,000		0
Transaction costs on share capital issued	(858)		0
Proceeds from exercise of warrants	0		10
Proceeds from exercise of share options	100		24
Net cash generated from financing activities	14,242		34
(Decrease) / increase in cash and cash equivalents	(3,812)		1,227
Effect of exchange rates in cash and cash equivalents	839		(998)
Cash and cash equivalents at beginning of the period	20,102	[3]	28,062
Cash and cash equivalents at end of the period	£ 17,129		£ 28,291

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’